Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Intangible Assets [Line Items]
Net balance as of beginning	¥ 132	$ 18
Amortization expense	(70)	(9)
Net balance as of ending	62	$ 9
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance as of beginning	132
Amortization expense	(70)
Net balance as of ending	¥ 62